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                           DERENTHAL & DANNHAUSER LLP
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                                  March 2, 2005




BY EDGAR AND OVERNIGHT DELIVERY

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance, Mail Stop 4-4
Securities and Exchange Commission
450 Fifth Street. N.W.
Washington, D.C. 20549

                  Re:      ATEL Capital Equipment Fund XI, LLC
                           Pre-Effective Amendment No. 2 to
                           Registration Statement on Form S-1
                           SEC File No. 333-120276

Dear Ms. Long:

                  We are filing the attached pre-effective amendment no. 3 in response to comments on pre-effective amendment no. 2 to the registration statement on Form S-1 as set forth in your letter dated January February 22, 2005. The numbered responses below correspond to the numbered comments in your letter. We are concurrently forwarding to Mr. Schoeffler a marked hard copy of the amendment to facilitate your review, and would be happy to forward any additional hard copies that you might desire to assist in the review process. All references to revisions in this response letter are to changes to the prospectus included in the amendment, except as otherwise noted.

                       FORM S-1/A FILED FEBRUARY 11, 2005

         1. We understand that all captions must be legible and of equal prominence and weight. We will review all captions to assure legibility and appropriate presentation, but to require "the same type size throughout the document" would both require many hours of unnecessary processing and would eliminate any formatting style, including formatting enhancing the readability of the document. The word processed and EDGAR versions will not be viewed by the investing public in any event, as the final printed version generated by a professional printing house can be much more easily adjusted to assure consistency than at this stage of the filing.

Ms. Pamela A. Long
March 2, 2005
Page 2


         The type size and style in the filed document and hard copy is dictated by a number of mechanical issues. For example, the word processing system we use for this document, Microsoft Word, has an automatic table of contents generator that assures that all of the headings and subheadings are properly indexed. However, the system does not permit headings with as many characters as necessary for the Risk Factor section, so those must all be done manually. The automatic index portion requires use of a template that offers limited options for presentation and is not consistent with the fonts and styles used in the text itself. It would be unnecessarily time consuming and difficult, and would not serve the purposes of clarity, proper emphasis or legibility, to coordinate all headings in the table with all headings throughout the book.

         We must assume that you do not object to headings, subheadings, captions and text being in different styles and sizes (bold, italics, all caps, underlined, plain text etc.). We know of no rule that requires "the same size type throughout the document" and have filed and reviewed hundreds of prospectuses that use different type sizes, fonts and styles.

         Please advise us as to any statements, headings, captions and the like which you believe to either be illegible, improperly emphasized or deemphasized or not in compliance with specific format rules under the '33 Act and we will adjust them accordingly.

         2. See the revisions to the risk factor on the cover page, table of contents, "Summary" and "Risk Factors" sections.

         3. The stated risk is not meaningless, though it is generic, but the staff has insisted upon a generic risk factor. All equipment leasing businesses (as well as manufacturing businesses and many other industries) may be expected to experience reduced demand, reduced prices and less favorable operating results when economic activity is reduced during periods of economic recession.

         The staff has mischaracterized the risks to equipment leasing and their effects on prior programs. The results of prior programs were not caused by low interest rates alone, nor do equipment leasing programs "do badly when interest rates are low." First, interest rates and lease rates are related, and periods of low interest rates may result in lower lease rates. But lease rates are only one component of the projected return on a leasing investment. The other component is the residual value of the equipment after termination of the lease. While lease rates may be lower during some periods of low interest rates, those periods may also coincide with increased economic activity and robust demand and prices for used durable capital equipment such as that which makes up the bulk of ATEL program portfolios. While interest rates currently remain relatively low from a historical perspective, current rates of investment in capital equipment make market conditions favorable for equipment leasing. Consequently, investor returns can be as good or better during periods of low interest rates.

Ms. Pamela A. Long
March 2, 2005
Page 3

         The factors that led to certain disappointing results for prior programs are not factors inherent in leasing investments, as implied in the comment, but general economic factors that will enhance or reduce returns from a wide variety of businesses, including manufacturing businesses, retail businesses, the financial services industry and others.

         While high or low interest rates are not inherently adverse to leasing programs, combinations of certain economic conditions and other factors can result in adverse equipment program results. In the case of the prior programs, the "disappointing results" were the product of both specific economic conditions and structural features of the programs. Each ATEL program provides that it will reinvest operating revenues in excess of a minimum distribution level during a period following the close of the offering. Each of the programs is offered for up to two years and operated for a period of ten to twelve years or more, but the structure of each must be established prior to commencing the offering. During the 1990s, the programs required distributions of 11% or 10% per annum on the investors capital before reinvestment by the program. Reinvestment in of cash flows in additional equipment and use of leverage are the means by which the programs can expand and diversify the program's portfolio and enhance the overall investor returns. As interest rates fell and stayed low through the 1990s, the programs could not adjust their reinvestment thresholds so were unable to take advantage of reinvestment. In addition, during the period from 1999 through 2002 investment by businesses in capital equipment fell markedly and many businesses failed or contracted substantially, increasing supply and reducing demand for new and used equipment and adversely affecting equipment prices. This general economic and market condition hit the same programs that had been unable to expand their portfolios as intended, due to the described structural provisions, just as their leases were expiring and they were seeking new lessees or buyers for their equipment. As a result, they both had less equipment to sell and received lower prices for the portfolios they did have.

         Thus, all of the "disappointing results" for prior programs can be viewed as primarily due to the prevailing economic conditions, not interest rates or lease rates themselves. While it is true that lease rates of return may increase or decrease with fluctuations in interest rates and inflation rates, desirable rates of return can be achieved periods of either high or low rates of interest or inflation. The true risks are that the economy and related business activity will suffer at the wrong time in a program's investment cycle, or that it will be hit with significant fluctuations in supply, demand, interest rates or inflation rates at unfavorable stages in its investment cycle.

         We would note that the threshold for reinvestment in the current registrant and the immediately preceding prior program has been reduced to a level that is expected to provide both substantial current cash distributions and additional cash flow for reinvestment and growth of the portfolio. We would also note that the adverse economic conditions that affected virtually all American businesses during the recent recession do not currently prevail and that equipment markets are expected to remain robust over the near term.

Ms. Pamela A. Long
March 2, 2005
Page 4

         The current risk factor adequately states the risks involved.

         4. See the revision in the "Summary" and "Risk Factors" sections.

         5. See the revised subheading.

         6. See the revised risk factor.

         7. The report on the updated registrant financial statements has been so modified.

         8. See the updated financial statements.

         9. The modified letter was omitted in error but has been included in this filing, with the cited language deleted.

             SUPPLEMENTAL SALES MATERIALS SUBMITTED JANUARY 27, 2005

         Revised supplemental sales materials will be filed under separate cover with responses to the numbered comments. However, in response to comment 12, we have included certain elements from the sales materials in the prospectus or will point out where such matters are addressed.

         12. The following items are listed in the order of the bullet points in comment 12 of your letter with the location in the prospectus :

         o "percentage . . . purchase or re-lease - See existing chart at Page A-4.1 in Exhibit A - "Prior Performance Tables"

         o "price substantially greater than wholesale" - See the revised language under "Investment Objectives and Policies - Description of Leases."

         o See the revision under "Investment Objectives and Policies - Leasing Industry and Competition"

         o "increase in size" - We do not see the increase in size of the leasing industry since 1980 quoted in the submitted materials. The growth of the equipment leasing industry from 1992 forward is discussed in the prospectus in the first paragraph under "Investment Objectives and Policies - Leasing Industry and Competition," but we cannot identify any citation of this information in the sales materials

         o "reduction of portfolio risk" - See added Figure 5 under "Investment Objectives and Policies - Prior Program Diversification"

Ms. Pamela A. Long
March 2, 2005
Page 5

         o "U.S. Corporate Financing" - See the existing chart labeled Figure 7 under "Investment Objectives and Policies - Leasing Industry and Competition"

         o "cash flow to investors" - See the added chart under "Income, Losses and Distributions - Reinvestment"

         o "reduction of portfolio risk" - See added Figure 5 under "Investment Objectives and Policies - Prior Program Diversification"

         o "Investment Strategies and Vehicles" - This chart will be deleted from the supplemental sales literature

         o This statement will be revised in amended materials to be submitted in response to the other supplemental sales material comments, and will not include a factual statement of repayment priority

         o "Inflation and interest rate hedges" - see the added language under "Investment Objectives and Policies - General Policies"

         As noted above, we will forward revised supplemental sales materials and further responses to your numbered comments on such materials under separate cover.

                  Please contact me with any further questions or comments you may have concerning this filing.

                                        Very truly yours,



                                        Paul J. Derenthal

cc:      Mr. Dean L. Cash
         Mr. Paritosh Choksi
         Ms. Elif Kuvvetli
         Mr. Donald Carpenter
         Mr. Hubert Ban
         Mr. Andrew Schoeffler
         Ms. Meagan Caldwell